Note 18 - Trade and Other Payables	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
18.
TRADE AND OTHER PAYABLES

The Company’s trade and other payables are primarily comprised of amounts outstanding for purchases relating to mining operations, exploration and evaluation activities and corporate expenses. The normal credit period for these purchases is usually between
30
to
90
days.

Trade and other payables are comprised of the following items:

	December 31, 2018	December 31, 2017
Trade payables	$26,420	$18,281
Trade related accruals	9,351	11,378
Payroll and related benefits	11,255	4,028
Environmental duty	1,536	1,047
Other accrued liabilities	1,621	833
	$50,183	$35,567